Share-based payment arrangements - Weighted Average Options granted (Details)	12 Months Ended
	Dec. 31, 2020 £ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 £ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 £ / shares	Dec. 31, 2018 $ / shares
Weighted Average Options granted [Line Items]
Weighted average exercise price | £ / shares	£ 3.14		£ 0.84		£ 1.57
Alivio [Member]
Weighted Average Options granted [Line Items]
Weighted average exercise price		$ 0.47		$ 0.49		$ 0
PureTech LYT [Member]
Weighted Average Options granted [Line Items]
Weighted average exercise price		0		0		0.03
Commense
Weighted Average Options granted [Line Items]
Weighted average exercise price		0		0		1.34
Entrega [Member]
Weighted Average Options granted [Line Items]
Weighted average exercise price		0		0		1.95
Follica [Member]
Weighted Average Options granted [Line Items]
Weighted average exercise price		0		0.03		0
Karuna [Member]
Weighted Average Options granted [Line Items]
Weighted average exercise price		0		0		9.42
Sonde [Member]
Weighted Average Options granted [Line Items]
Weighted average exercise price		0.18		0.20		0
Vedanta [Member]
Weighted Average Options granted [Line Items]
Weighted average exercise price		$ 19.59		$ 19.13		$ 14.66